Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments [Line Items]
Proceeds from sales of investments	$ 654	$ 7,411
Certain marketable securities and various property agreements
Disclosure Of Investments [Line Items]
Proceeds from sales of investments	$ 5,174	$ 1,013